Basis of Presentation (Details)	1 Months Ended				6 Months Ended
	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS	Aug. 06, 2012 USD ($)	Aug. 06, 2012 ILS	Jun. 30, 2012 USD ($)	Jun. 30, 2012 October 2012 through July 2014 Payment [Member] USD ($)	Jun. 30, 2012 October 2012 through July 2014 Payment [Member] ILS	Jun. 30, 2012 December 2017 Payment [Member] USD ($)	Jun. 30, 2012 December 2017 Payment [Member] ILS
Stockholders' equity requirement, minimum for active listing					$ 2,500,000
Amount of debt converted into ordinary shares			3,600,000	13,980,410
Convertible notes payable outstanding			24,900,000	97,793,918
Repayments of debt	$ 8,100,000	31,780,023				$ 16,800,000	66,013,894	$ 4,600,000	17,941,534